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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 ----------------------------------
   Address:
                 ----------------------------------
                 111 West Jackson Blvd., Suite 2000
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 682 5011
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ William Shimanek            Chicago, Illinois      3/10/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  NONE

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         76
                                        --------------------

Form 13F Information Table Value Total:       444,814
                                        --------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                                    12/31/04

      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ ---------- -----------------------
                                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ ---------- -------- -------- -----
ASM INTL NV               Bond            00207DAE2     2822  2500000  PRN            SOLE                   2500000
ADVANCED MICRO DEVICES
 INC                      Bond            007903AF4     6132  2000000  PRN            SOLE                   2000000
ALLSCRIPTS HEALTHCARE
 SOLUTI                   Bond            01988PAB4     2440  2000000  PRN            SOLE                   2000000
ALZA CORP                 Bond            02261WAB5    13788 15800000  PRN            SOLE                  15800000
AMERICAN TOWER CORP       COM             029912951      732    51400          PUT    SOLE                       N/A
AMERICREDIT CORP          COM             03060R951      856    35000          PUT    SOLE                       N/A
AMKOR TECHNOLOGY INC      COM             031652100      254    38000  SH             SOLE                     38000
ATHEROGENICS INC          Bond            047439AB0     8939  4985000  PRN            SOLE                   4985000
CMS ENERGY CORP           Bond            125896AW0     3013  3000000  PRN            SOLE                   3000000
CADENCE DESIGN SYSTEM
 INC                      COM             127387958      207    15000          PUT    SOLE                       N/A
CADENCE DESIGN SYSTEM
 INC                      Bond            127387AB4     5233  5000000  PRN            SOLE                   5000000
CALPINE CORP              COM             131347106       59    15000  SH             SOLE                     15000
CALPINE CORP              COM             131347956      290    73600          PUT    SOLE                       N/A
CARNIVAL CORP             Bond            143658AS1    19260 20000000  PRN            SOLE                  20000000
CENTERPOINT ENERGY INC    Bond            15189TAC1    34114 29750000  PRN            SOLE                  29750000
CHARTER COMMUNICATIONS
 INC D                    COM             16117M957       90       90          PUT    SOLE                       N/A
CIBER INC                 COM             17163B952      289    30000          PUT    SOLE                       N/A
CIBER INC                 Bond            17163BAB8     6194  6000000  PRN            SOLE                   6000000
CIENA CORP                Bond            171779AA9     1867  2100000  PRN            SOLE                   2100000
COMPUTER ASSOC INTL INC   Bond            204912AQ2     6608  4000000  PRN            SOLE                   4000000
CONNECTICS CORP           COM             208192954      486    20000          PUT    SOLE                       N/A
CONSECO INC               Pref. Stock     208464867      532    20100  SH             SOLE                     20100
CONNETICS CORP            Bond            208192AB0     5677  4500000  PRN            SOLE                   4500000
CONTINENTAL AIRLS INC     Bond            210795PJ3     6268  6500000  PRN            SOLE                   6500000
COOPER CAMERON CORP       COM             216640102     1168    21700  SH             SOLE                     21700
COSTCO COMPANIES INC      Bond            22160QAC6    15798 14358000  PRN            SOLE                  14358000
CYPRESS SEMICONDUCTOR
 CORP                     COM             232806959      487    41500          PUT    SOLE                       N/A
ECHOSTAR COMMUNICATIONS
 NEW                      Bond            278762AG4      512   500000  PRN            SOLE                    500000
EL PASO CORP              COM             28336L109      229    22000  SH             SOLE                     22000
EL PASO CORP              COM             28336L959     7695   739900          PUT    SOLE                       N/A
EL PASO CORP              Bond            28336LAC3     2902  5500000  PRN            SOLE                   5500000
GAP INC DEL               Bond            364760AJ7     1330  1000000  PRN            SOLE                   1000000
HOST MARRIOTT CORP NEW    COM             44107P954      606    35000          PUT    SOLE                       N/A
INTERNATIONAL GAME
 TECHNOLOG                COM             459902102      378    11000  SH             SOLE                     11000
INTERPUBLIC GROUP COS
 INC                      COM             460690950      563    42000          PUT    SOLE                       N/A
JAKKS PAC INC             Bond            47012EAB2     6759  5000000  PRN            SOLE                   5000000
KINDRED HEALTHCARE INC    Warrant         494580111     1631    52556  Warrant        SOLE                       N/A
KINDRED HEALTHCARE INC    Warrant         494580129        3      100  Warrant        SOLE                       N/A
LAMAR ADVERTISING CO      CL A            512815101     1976    46200  SH             SOLE                     46200
LEGG MASON INC            Bond            524901AG0    17677 20750000  PRN            SOLE                  20750000
LENNAR CORP               Bond            526057AF1    23360 28850000  PRN            SOLE                  28850000
LEVEL 3 COMMUNICATIONS
 INC                      Bond            52729NBA7     2838  4000000  PRN            SOLE                   4000000
LOWES COS INC             Bond            548661CF2    35205 37036000  PRN            SOLE                  37036000
MAXTOR CORP               COM             577729955      428    80800          PUT    SOLE                       N/A
MAXTOR CORP               Bond            577729AC0     2547  2500000  PRN            SOLE                   2500000
MERCURY INTERACTIVE CORP  Bond            589405AB5     2535  2500000  PRN            SOLE                   2500000
METAL MGMT INC            Warrant         591097134     2423    73009  Warrant        SOLE                       N/A
MICRON TECHNOLOGY INC     COM             595112103     1920   155500  SH             SOLE                    155500
PACIFICARE HEALTH SYS
 DEL                      Bond            695112AG7    19266  7000000  PRN            SOLE                   7000000
NEW YORK CMNTY BANCORP
 INC                      COM             649445903     1337    65000          CALL   SOLE                       N/A
NORTHWEST AIRLS CORP      Bond            667280AC5      990  1000000  PRN            SOLE                   1000000
NORTHWEST AIRLS CORP      Bond            667280AE1     3221  4000000  PRN            SOLE                   4000000
OPENWAVE SYS INC          Bond            683718AC4     2240  2000000  PRN            SOLE                   2000000
OWENS ILL INC             COM NEW         690768403      489    21600  SH             SOLE                     21600
PHOTRONICS INC            Bond            719405AE2     1262  1000000  PRN            SOLE                   1000000
PROVIDIAN FINL CORP       COM             74406A102      572    34700  SH             SOLE                     34700
PROVIDIAN FINL CORP       COM             74406A952    15169   921000          PUT    SOLE                       N/A

                                     Page 1
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                                    12/31/04

      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ ---------- -----------------------
                                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ ---------- -------- -------- -----
PROVIDIAN FINL CORP       Bond            74406AAB8     8857 17000000  PRN            SOLE                  17000000
PROVIDIAN FINL CORP       Bond            74406AAC6     6996  5000000  PRN            SOLE                   5000000
ROYAL CARIBBEAN CRUISES
 LTD                      Bond            780153AK8    28768 45000000  PRN            SOLE                  45000000
ROYAL CARIBBEAN CRUISES
 LTD                      Bond            780153AM4    14724 17087000  PRN            SOLE                  17087000
SFBC INTL INC             COM             784121955      632    16000          PUT    SOLE                       N/A
ST PAUL TRAVELERS INC     COM             792860108      371    10000  SH             SOLE                     10000
SAKS INC                  COM             79377W108     1743   120100  SH             SOLE                    120100
SEMPRA ENERGY             Bond            816851208    24636   793000  SH             SOLE                    793000
SIERRA HEALTH SVCS INC    Bond            826322AB5    12250  4000000  PRN            SOLE                   4000000
SIERRA PAC RES NEW        Bond            826428AF1    12429  5000000  PRN            SOLE                   5000000
SIRIUS SATELLITE RADIO
 INC                      Bond            82966UAC7    18928 10000000  PRN            SOLE                  10000000
UNUMPROVIDENT CORP        COM             91529Y956      228    10000          PUT    SOLE                       N/A
VEECO INSTRS INC DEL      COM             922417100      299    14200  SH             SOLE                     14200
VIACOM INC                CL B            925524308      364    10000  SH             SOLE                     10000
WABASH NATL CORP          Bond            929566AD9     4760  3000000  PRN            SOLE                   3000000
WEBMD CORP                Bond            94769MAE5     3698  4250000  PRN            SOLE                   4250000
WHEATON RIV MINERALS
 LTD                      Warrant         962902144      324   165200  Warrant        SOLE                       N/A
WHOLE FOODS MKT INC       Bond            966837AC0     2538  2500000  PRN            SOLE                   2500000
YAHOO INC                 COM             984332956      603    16000          PUT    SOLE                       N/A

                                     Page 2